Mar. 15, 2024
FT Vest International Equity Moderate Buffer ETF - December

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	Since Inception	Inception Date
Return Before Taxes	14.55%	4.23%	12/18/2020
Return After Taxes on Distributions	14.55%	4.23%
Return After Taxes on Distributions and Sale of Fund Shares	8.61%	3.26%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.24%	4.25%